Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earning (Loss) Per Share

The following table sets forth the computation of basic and diluted (loss)/earnings per share for the year ended 2015, 2014, and 2013, respectively.

(in millions, except per share data)	2015	2014	2013
Net earnings	$157.1	$159.8	$146.1
Basic and diluted average shares outstanding	137,016,712	137,016,712	137,016,712
Basic and diluted (loss)/earnings per common share	$1.15	$1.17	$1.07

Earnings Per Share

The following is a reconciliation of the average shares outstanding used to compute basic and diluted earnings per share.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Basic weighted average common shares outstanding	137,131,572	137,016,712	137,105,290	137,016,712
Effect of dilutive securities	1,242,807	—	1,250,923	—

Diluted weighted average common shares outstanding	138,374,379	137,016,712	138,356,213	137,016,712